July 16, 2020	Jessica L. Reece T +1 617 235 4636 F +1 617 235 9688 Jessica.Reece@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Datum One Series Trust

Registration Statement on Form N-1A

File Nos. 333-237048, 811-23556

Ladies and Gentlemen:

On behalf of Datum One Series Trust (the “Trust”), we are filing today through EDGAR, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 2 (the “Amendment”) to the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”).

This Pre-Effective Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes. This Amendment has been marked to indicate changes made from the Trust’s Registration Statement on Form N-1A, filed on March 10, 2020, with respect to Polar Emerging Market Stars Fund and Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 15, 2020, with respect to Phaeacian Global Value Fund and Phaeacian Accent International Value Fund.

We are also filing today, through EDGAR, responses to the staff’s comments of April 9, 2020 and June 3, 2020 by separate letters.

Please do not hesitate to call me (617-235-4636) if you have any questions or require any additional information regarding this filing.

Kind regards,

/s/ Jessica L. Reece

Jessica L. Reece

cc:	Barbara J. Nelligan

John M. Loder